Financial Instruments - Long-Term Debt Narrative (Details) € in Millions, £ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Nov. 21, 2016 USD ($)	Jun. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Sep. 03, 2015 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate	3.50%			3.50%						3.50%	3.50%
Repurchased debt												$ 3,400,000,000
Redemption value												3,700,000,000
Loss on early retirement of debt	$ 999,000,000		$ 312,000,000	$ 999,000,000	[1]	$ 312,000,000	[1]	$ 0
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt	846,000,000
Senior Unsecured Euro Debt,5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt	$ 153,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 6,000,000,000	$ 5,000,000,000
Weighted average interest rate	2.40%			2.40%		3.00%				2.40%	2.40%	3.10%	2.09%
Principal amount	$ 1,900,000,000			$ 1,900,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												1,750,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												1,000,000,000
Unsecured Debt [Member] | Senior Unsecured Notes, Due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												1,250,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.20%, Due 2019 [Member]
Debt Instrument [Line Items]
Repurchased debt												$ 3,270,000,000
Interest rate, percentage	6.20%			6.20%						6.20%	6.20%
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Amount of debt exchanged		£ 833		$ 1,100,000,000
Repurchased debt | £											£ 197
Redemption value | £											1,700
Principal amount | £											£ 470
Interest rate, percentage	6.50%			6.50%						6.50%	6.50%
Senior Notes [Member] | Senior Unsecured Euro Debt,5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Repurchased debt | €										€ 834
Redemption value | €										€ 1,000
Principal amount | £											£ 1,200
Interest rate, percentage	5.75%			5.75%						5.75%	5.75%
Hospira [Member]
Debt Instrument [Line Items]
Fair value of debt acquired															$ 1,928,000,000
Hospira [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount														$ 1,700,000,000	$ 1,750,000,000

[1]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.